CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (25,323,660)	$ (31,465,947)	$ (24,056,359)
Adjustments to reconcile net loss to net cash used in operating activities:
(Reversal of) allowance for doubtful accounts	3,356,199	7,697,124	(169,731)
Write-off for doubtful accounts	16,615,881
Depreciation and amortization	1,922,057	3,346,438	4,163,497
Impairment loss on other investments	808,304
Loss on disposal of fixed assets	321,516	308,337	120,763
Impairment loss on investments under equity method	537,939
Gain on disposal of equity interest in subsidiaries			(1,309)
Share of losses (profits) from equity method investees	(429,458)	1,946	76,412
Share-based compensation	183,814	570,681	842,290
Change in fair value of derivative instrument	562,738	(157,518)
Interest accretion to convertible promissory notes	870,885	574,834
Gain on settlements of consideration payable		(1,800,047)
Finance cost on consideration payable			2,149,903
Deferred tax		151,837	303,158
Changes in operating assets and liabilities:
Accounts receivable	(5,670,471)	(5,342,268)	(1,295,946)
Amounts due from related parties	374,746	(149,088)	(158,835)
Prepaid expenses and other current assets	(657,416)	9,492,824	8,036,598
Placement of restricted bank balances	(2,287,365)	(325,812)	(492,142)
Accounts payable	7,039,516	1,251,333	(2,135,965)
Accrued expenses and other current liabilities	3,738,607	10,058,611	3,804,911
Amounts due to related parties	859,994	(492,374)	(207,932)
Income tax payable		(51,162)	26,057
Net cash (used in) provided by operating activities	2,823,826	(6,330,251)	(8,994,630)
Cash flows from investing activities:
Settlements of consideration payable		(12,000,000)
Acquisitions of fixed assets	(15,345,481)	(2,196,289)	(1,533,617)
Proceeds from the disposal of fixed assets	93,274		74,931
Acquisitions of intangible assets	(1,363)	(1,784)	(91,615)
Withdrawal of restricted cash		12,365,432	2,500,000
Investment in an equity method investee			(160,382)
Net cash flow from disposal of equity interest in subsidiaries			1,309
Net cash provided by (used in) investing activities	(15,253,570)	(1,832,641)	790,626
Cash flows from financing activities:
Proceeds from bank loans	15,406,659	1,629,062	24,548,311
Repayment of bank loans	(19,258,323)	(14,001,792)	(7,487,235)
Capital injection in a subsidiary from noncontrolling interests	10,231,004	1,635,162
Net cash provided by (used in) financing activities	6,379,340	(10,737,568)	17,061,076
Effect of changes in exchange rate	(4,764,547)	(564,346)	1,079,906
Net increase (decrease) in cash and cash equivalents	(10,814,951)	(19,464,806)	9,936,978
Cash and cash equivalents at the beginning of the year	19,484,553	38,949,359	29,012,381
Less: cash and cash equivalents in assets held for sale	(127,712)	(17,818)	(16,425)
Cash and cash equivalents at the end of the year	8,541,890	19,466,735	38,932,934
Supplemental disclosure of cash flow information:
Income taxes paid		51,162	73,442
Interest paid	2,843,282	3,028,323	1,836,787
Settlement of consideration payable by issuance of convertible promissory notes		$ 58,000,000